Non-controlling Interest - Summary of Movements in Group's Significant Non-Controlling Interests (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Non Controlling Interests Movement [Roll Forward]
Beginning balance	$ 119	$ 63	$ 63
Purchases / Contributions / Sales	183,933	0	0
Cash Dividends	(119)	0	0
Profit Sharing in income (loss) for the Year	(5,070)	56	0
Ending balance	178,863	119	63
Galicia Broker Asesores de Seguros S.A.
Disclosure Of Non Controlling Interests Movement [Roll Forward]
Beginning balance	119	63	63
Purchases / Contributions / Sales	0	0	0
Cash Dividends	(119)	0	0
Profit Sharing in income (loss) for the Year	125	56	0
Ending balance	125	119	$ 63
Sudamericana Seguros Galicia S.A. (formerly Seguros SURA S.A.)
Disclosure Of Non Controlling Interests Movement [Roll Forward]
Beginning balance	0
Purchases / Contributions / Sales	183,933
Cash Dividends	0
Profit Sharing in income (loss) for the Year	(5,195)
Ending balance	$ 178,738	$ 0